SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 9:-     SHAREHOLDERS' EQUITY

a.         The number of shares issued and outstanding at December 31, 2014 and 2013 does not include 5,189 Ordinary Shares, which are held by a subsidiary, and 30,843            Ordinary Shares which are held by the Company.

1.         Ordinary Shares confer all rights to their holders, e.g. voting, equity and receipt of dividend.

2.        On April 24, 2013, the Company entered into a private placement transaction (the "2013 PIPE"). Under the 2013 PIPE investment, the Company issued 1,239,639 Ordinary Shares to existing and new investors (investors in the 2013 PIPE included certain existing shareholders) at an aggregate gross purchase price of $ 3,459 or $ 2.79 per Ordinary Share. The related issuance costs amounted to $35. The Company also issued to the investors warrants to purchase one Ordinary Share for every three Ordinary Shares purchased by each investor (up to 413,213 shares) for an exercise price of $ 3.49 per Ordinary Share and therefore were recorded and classified as part of shareholders' equity. The warrants are exercisable for three years from the closing of the 2013 PIPE. As of December 31, 2014, 79,307 warrants were exercised.

b.         Share option plans:

1.         The Company has granted options under option plans as follows:

Under the following plans options are granted for periods not to exceed seven years. Options vest over a period of zero to four years from date of grant. Any options that are cancelled or forfeited before expiration become available for future grants.

a)         The 2003 Share Option Plan:

The 2003 Share Option Plan (the "2003 Share Option Plan") grants options to purchase Ordinary Shares. These options are granted pursuant to the 2003 Share Option Plan for the purpose of providing incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company's Board of Directors (the "Board") elected the "Capital Gains Route". The plan expired on December 21, 2012 for future grants.

b)         The 2013 Share Option Plan:

On April 3, 2013, the Company approved a new Share Option Plan (the "2013 Share Option Plan"). The 2013 Share Option Plan grants options to purchase Ordinary Shares. These options are granted pursuant to the 2013 Share Option Plan for the purpose of providing incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company's Board of Directors (the "Board") elected the "Capital Gains Route" (See also note 12).

2.       Grants in 2014, 2013 and 2012 were at exercise prices equal to the market value of the Ordinary Shares at the date of grant.

3.       Stock options under the Radcom plans are as follows for the periods indicated:

			Weighted - average
	Number of		remaining
	options(in	Weighted - average	contractual term	Aggregate
	thousands)	exercise price	(in years)	intrinsic value

Outstanding at January 1, 2014	1,013,492	4.34	3.64	$1,813
Granted	282,000	5.85
Exercised	(493,993)	3.44
Expired & forfeited	(35,374)	6.41

Outstanding at December 31, 2014	766,125	5.38	3.55	$5,221

Vested and expected to vest at December 31, 2014	766,125	5.38	3.55	$5,221

Exercisable at December 31, 2014	588,525	5.33	3.21	$4,050

The aggregate intrinsic value of options outstanding at December 31, 2014 represents intrinsic value of 721,475 outstanding options that are in-the-money as of December 31, 2014. The remaining 44,650 outstanding options are out of the money as of December 31, 2014, and their intrinsic value was considered as zero.

The aggregate intrinsic value of options exercisable at December 31, 2014 represents intrinsic value of 544,225 outstanding options that are in-the-money as of December 31, 2014. The remaining 44,300 outstanding options are out of the money as of December 31, 2014, and their intrinsic value was considered as zero.

During the year ended December 31, 2014, the Company's Board of Directors approved the grant of 282,000 to certain grantees at an exercise price ranged among $5.25 to $8.60 per share. Such options have vesting schedule of one year since the grant date.

The total number of shares available for future grants under the 2013 Share Option Plan as of December 31, 2014 was 24,000. On Feb 2015, the Board of Directors authorized additional 250,000 options for future grants.

            4.       As of December 31, 2014, stock options under the Radcom 2003 Share Option Plan and 2013 Share Option Plan are as follows for the periods indicated:

	Options outstanding at December 31, 2014			Options exercisable at December 31, 2014
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.7 - 1.95	58,150	1.83	1.98	58,150	1.83	1.98
2.56 - 4.86	345,700	3.50	3.82	305,700	3.55	3.69
5.0 - 8.60	257,125	6.07	4.12	119,875	5.90	3.57
10.80 - 13.16	105,150	11.81	2.10	104,800	11.80	2.10

	766,125			588,525

5.       The weighted average fair values of options granted during the years ended December 31, 2014, 2013 and 2012 were $2.7, $1.7 and $2.5, respectively.

6.       The following table summarizes the departmental allocation of the Company's share-based compensation charge:

	Year ended December 31,
	2014	2013	2012

Cost of sales	$12	$7	$14
Research and development	178	117	205
Selling and marketing	146	82	167
General and administrative	243	293	286

	$579	$499	$672

7.       Share-based compensation:

As of December 31, 2014, there are $220 of total unrecognized company cost related to non-vested share based compensation that are expected to be recognized over a period of up to 2 years.

c.         Warrants:

The Company's outstanding warrants and rights as of December 31, 2014 are as follows:

Issuance date	Outstanding and exercisable	Exercise price	Exercisable through
April 24, 2013	333,906	3.49	April 23, 2016